INCOME TAX EXPENSE - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Tax Effect of peso and CFA franc Exchange Differences		$ 19,000,000	$ 75,000,000
Applicable tax rate		26.50%	26.50%
Dividends withholdings taxes		$ 87,000,000
Proportion of ownership interest in subsidiary		100.00%
Current tax expense (income)		$ 1,122,000,000	$ 685,000,000
Nevada Gold Mines [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Proportion of ownership interest in subsidiary		61.50%
TANZANIA, UNITED REPUBLIC OF
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)		$ 43,000,000
Current tax expense (income)		20,000,000
TANZANIA, UNITED REPUBLIC OF | Buzwagi [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)		$ 40,000,000
ARGENTINA
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Applicable tax rate		30.00%	30.00%	30.00%	35.00%
Proposed tax rate		25.00%
Tax on dividend distributions		13.00%	7.00%	7.00%
Deferred tax expense (income)	$ 35,000,000